Equity	12 Months Ended
Dec. 31, 2019
Equity
Equity

25       Equity

a) Share capital

The movements of share capital for the year is as follows:

	At December 31,
	2019	2018	2017
At the beginning of the period	160,022	1,500,000	20
Conversion (Note 1)	—	—	1,499,980
Reverse stock split (Note 1)	—	(1,351,883)	—
Initial Public Offering (Note 1)	—	11,905	—
At the end of the year	160,022	160,022	1,500,000

b) Free distributable reserves

The disclosure of movements at each year are as follows:

	At December 31,
	2019	2018	2017
Conversion (Note 1)	—	—	(1,499,980)
Cash contributions	—	—	6,600
Refund of cash contributions	—	—	(28,893)
	—	—	(1,522,273)

c) Share premium

As of December 31, 2019 and 2018 includes the differences between the nominal value of USD 1 per common share and the initial public offering price of USD 17 deducted from the underwriting discounts and commissions and other expenses directly related to the offering.

At December 31,
2018
Share premium	190,476
Underwriting discounts and expenses	(9,990)
Net share premium	180,486

d) Other reserves

The movements of Other Reserves of the owners of the Company is as follows:

	2019	2018	2017
At the beginning of the year	(1,324,731)	(1,344,008)	(1,344,022)
Change in participations (*)	(60)	19,112	—
Remeasurement of defined benefit obligations net for income tax	(96)	165	14
	(1,324,887)	(1,324,731)	(1,344,008)

(*) This consists mainly in change in participations in Italian subsidiaries, see Note 25 f).

e) Other comprehensive income

The movements of the reserve of other comprehensive income for the year of the owners of the Company is as follows:

					Transfer from
		Remeasurement	Share of other		shareholders
	Currency	of defined	comprehensive	Income	equity – currency
	translation	benefit	income from	Tax	translation
	adjustments	obligations (*)	associates	effect (*)	differences	Total

Balances at January 1, 2019	(401,444)	330	(40,761)	(99)	63,402	(378,572)
Other comprehensive (loss)/income for the year	(13,333)	(132)	35	36	—	(13,394)
For the year ended December 31, 2019	(414,777)	198	(40,726)	(63)	63,402	(391,966)

Balances at January 1, 2018	(241,091)	123	(39,611)	(57)	63,402	(217,234)
Other comprehensive (loss)/income for the year	(160,353)	207	(1,150)	(42)	—	(161,338)
For the year ended December 31, 2018	(401,444)	330	(40,761)	(99)	63,402	(378,572)

Balances at January 1, 2017	(212,080)	106	(40,043)	(54)	63,402	(188,669)
Other comprehensive (loss)/income for the year	(29,011)	17	432	(3)	—	(28,565)
For the year ended December 31, 2017	(241,091)	123	(39,611)	(57)	63,402	(217,234)

(*) Income tax relating to OCI amounts to Remeasurement of defined benefit obligations. The movement was recognized as other comprehensive income of other reserves.

f) Non – controlling interest

The movements of the non- controlling interest for the year is as follows:

	2019	2018	2017
At the beginning of the year	454,453	335,359	354,174
Adjustment on initial application of IAS 29	—	196,408	—
Adjustment on adoption of IFRS 9 (net of tax)	—	542	—
Adjusted balance at January 1,	454,453	532,309	354,174
Shareholder contributions (*)	27,506	43,703	—
(Loss)/income for the year	(14,919)	(17,724)	3,400
Other comprehensive (loss) / income
Currency translation	(11,514)	(87,359)	3,426
Remeasurement of defined benefit obligations	(125)	137	9
Reserve for income tax	13	(25)	(5)
	(11,626)	(87,247)	3,430
Changes in non-controlling interest
Changes in the participations –acquisitions (**) (***)	10	(32,442)	197
Changes in the participations – sales (****)	—	29,611	—
Dividends approved	(20,699)	(13,757)	(25,842)
	(20,689)	(16,588)	(25,645)
Non-controlling interest at the end of the year	434,725	454,453	335,359

(*) Corresponds to contributions made by the non-controlling interest in Inframerica Concessionária do Aeroporto de Brasilia S.A.

(**) On February 19, 2018, CAI purchased an additional 4.568%  (850,235 shares) of the share capital of Toscana Aeroporti S.p.A from Fondazione Pisa, for a purchase price of €15.80 per share, paying a total amount of € 13,434 (approximately USD 16,513). As a result of the acquisition, CAI holds approximately 55.698% of Toscana Aeroporti’s share capital.

(***) On June 25, 2018, CAI purchased an additional 6.58%  (1,225,275 shares) of the share capital of Toscana Aeroporti S.p.A from Fondazione Cassa di Risparmio di Firenze, for a purchase price of €16.50 per share, paying a total amount of € 20,200 (approximately USD 24,218). The contract also provides an earn out for a maximum amount of € 3.4 million which, as of December 31, 2019, € 53 were recognized by CAI. As a result of the acquisition, CAI holds approximately 62.28% of Toscana Aeroporti’s share capital.

(****) On July 25, 2018, CAAP entered into a share purchase agreement whereby CAAP sold 25% of its wholly owned subsidiary Corporación America Italia S.p.A. (“CAI”) to Investment Corporation of Dubai (“ICD”), the principal investment arm of the Government of Dubai. On September 12, 2018, the aforementioned transaction was completed, DICASA sold 25% of the share capital of CAI to ICD, for a seller price of € 1,504.3 per share, receiving a total amount of € 48,890 (approximately USD 56,638). As a result of the sale, DICASA holds 75% of CAI’s share capital.